--------------------------------------------------------------------------------

MICHIGAN
DAILY TAX FREE                             600 Fifth Avenue, New York, NY  10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================




Dear Shareholder:



We are pleased to present the annual report of Michigan Daily Tax Free Income Fund, Inc. for the year ended February 28, 1997.

The Fund had net assets of $45,147,609 and 330 active shareholders as of February 28, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff

Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 1997
================================================================================

                                                                                                            Ratings (a)
                                                                                                         ----------------
      Face                                                         Maturity                     Value            Standard
     Amount                                                          Date          Yield      (Note 1)   Moody's & Poor's
     ------                                                          ----          -----       ------    -------   ------
Other Tax Exempt Investments (14.55%)
-------------------------------------------------------------------------------------------------------------------------
 $   550,000   Dearborn, MI Sewage Disposal System
               MBIA Insured                                         04/01/97       3.70%    $   551,359   Aaa       AAA
   2,000,000   Michigan Municipal Bond Authority - Series B         07/25/97       3.90       2,004,174             SP-1+
   2,000,000   Michigan Municipal Bond Authority RN - Series 1996A  07/03/97       3.85       2,003,857             SP-1+
   2,000,000   Michigan State Notes                                 09/30/97       3.44       2,011,706   MIG-1     SP-1+
 -----------                                                                                -----------
   6,550,000   Total Other Tax Exempt Investments                                             6,571,096
 -----------                                                                                -----------
Other Variable Rate Demand Instruments (b) (59.30%)
----------------------------------------------------------------------------------------------------------------------

 $  935,000    Birmingham, MI EDC Limited Obligation RB
               (Brown St. Assoc. Project) - Series 1983
               MBIA Insured                                         12/01/18       3.63%    $   935,000    A1
   1,000,000   Dearborn, MI EDC
               LOC Mellon Bank, N.A.                                03/01/25       3.35       1,000,000              A1
   2,000,000   EDC Farmington Hills - Carefour
               LOC Bankers Trust Company                            09/01/15       3.38       2,000,000    A1
   1,500,000   Holland, MI Economic Development
               LOC Industrial Bank of Japan, Ltd.                   03/01/13       3.65       1,500,000              A1
   2,500,000   Jackson County, MI EDC (Thrifty Leoni)
               LOC First National Bank of Chicago                   12/01/14       3.38       2,500,000   Aa3
   1,000,000   Michigan JDA (Gordon Food Services) - Series 1985
               LOC Rabobank Nederland                               08/01/15       3.30       1,000,000   Aaa
   2,500,000   Michigan JDA (Kentwood Residence Association)
               LOC First Bank Systems                               11/01/14       3.65       2,500,000              A1
   1,000,000   Michigan JDA (Mazda Motors)
               LOC Sumitomo Bank, Ltd.                              10/01/08       3.55       1,000,000   VMIG-1
   1,035,000   Michigan State (Allied Signal)                       04/01/99       3.40       1,035,000              A1
   1,000,000   Michigan State Strategic Fund Limited Obligation RB
               (Advance Plastics Corp. Project) (c)
               LOC Comerica Bank                                    09/01/16       3.50       1,000,000
   2,100,000   Michigan State Strategic Fund Limited Obligation RB
               (Detroit Edison Company)
               LOC Barclays Bank PLC                                09/01/30       3.40       2,100,000    P1        A1+
   2,000,000   Michigan State Strategic Fund Ltd. Obligation
               (Louisiana Pacific Corporation)
               LOC Wachovia Bank & Trust Co, N.A.                   09/01/09       3.35       2,000,000   Aa2


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

    .                                                                                                      Ratings (a)
                                                                                                        ----------------
     Face                                                          Maturity                    Value            Standard
    Amount                                                           Date          Yield      (Note 1)  Moody's & Poor's
    ------                                                           ----          -----       ------   -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------
 $   700,000   Michigan Strategic Fund
               (Pilot Industry Incorporated Project)
               LOC First National Bank of Chicago                   06/01/01       3.75%    $   700,000   P1        A1+
   2,000,000   Michigan Strategic Fund (Sugar Company)
               LOC Trust Co. Bank of Georgia                        11/01/03       3.35       2,000,000   Aa3
   1,000,000   Michigan Strategic Fund Ltd. Obligation RB
               (Mechanics Uniform Rental Co. Proj.) - Series 95 (c)
               LOC First National Bank of Chicago                   08/01/15       3.50       1,000,000
   2,500,000   Michigan Strategic Fund, Limited Obligation RB
               (Pioneer Metal Finishing Mich. Inc. Project)
               LOC National City Bank, Northwest                    11/01/08       3.50       2,500,000    P1       A1
   2,000,000   Van Buren, MI (Daiken Clutch)
               LOC Sanwa Bank, Ltd.                                 03/01/97       3.75       2,000,000    Aa3
 -----------                                                                                -----------
  26,770,000   Total Other Variable Rate Demand Instruments                                  26,770,000
 -----------                                                                                -----------
Put Bonds (d) (12.18%)
----------------------------------------------------------------------------------------------------------------------
$ 2,500,000    Michigan Strategic Fund
               (Donnelly Corporation Project) - Series 1988
               LOC ABN AMRO Bank N.V.                               04/01/97       4.05%    $ 2,500,000    P1       A1+
  1,000,000    Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 83A                   03/01/98       3.75       1,000,000    Aa1      AAA
  1,000,000    Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                               09/01/97       3.80       1,000,000    P1       A1+
  1,000,000    Township of Bruce HFA
               Sisters of Charity Health Care System
               LOC Morgan Guaranty Trust Company                    11/01/97       3.65       1,000,000    VMIG-1   A1+
-----------                                                                                 -----------
  5,500,000   Total Put Bonds                                                                 5,500,000
-----------                                                                                 -----------
Tax Exempt Commercial Paper (8.31%)
----------------------------------------------------------------------------------------------------------------------
 $ 1,650,000   Delta County, MI (Mead Paper)
               LOC Union Bank of Switzerland                        04/03/97(d)    3.40%    $ 1,650,000    P1
   2,100,000   EDC Delta Michigan (Mead Escanaba) - Series A
               LOC Swiss Bank Corp.                                 05/21/97(d)    3.45       2,100,000    P1
 -----------                                                                                -----------
   3,750,000   Total Tax Exempt Commercial Paper                                              3,750,000
 -----------                                                                                 -----------






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1997
================================================================================

    .                                                                                                       Ratings (a)
                                                                                                         ----------------
     Face                                                          Maturity                    Value             Standard
    Amount                                                           Date          Yield      (Note 1)   Moody's & Poor's
    ------                                                           ----          -----       ------    -------   ------
Variable Rate Demand Instruments - Private Placements (b) (5.90%)
------------------------------------------------------------------------------------------------------------------------
 $   164,000   Charlevoix, MI (Hoskins)
               LOC Chase Manhattan Bank, N.A.                       11/01/99       5.36%    $   164,000    P1        A1
   2,500,000   EDC Kalamazoo
               (WBC Properties Limited Partnership Project) - Series 1985
               LOC Old Kent Bank & Trust Co.                        09/01/15       3.50       2,500,000    P1        A1+
 -----------                                                                                -----------
   2,664,000   Total Variable Rate Demand Instruments - Private Placements                   2,664,000
 -----------                                                                                -----------
               Total Investments (100.24%) (Cost $45,255,096+)                              45,255,096
               Liabilities in Excess of Cash and Other Assets (-0.24%)                     (   107,487)
                                                                                            ----------
               Net Assets (100.00%)                                                        $45,147,609
                                                                                           ===========
               Net asset value, offering and redemption price per share:
               Class A shares, 45,161,345 shares outstanding (Note 3)                      $      1.00
                                                                                           ===========
               Class B shares,      5,055 shares outstanding (Note 3)                      $      1.00
                                                                                           ===========


              +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit collateralized such instruments. P1 and A1+ are the highest ratings for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)   The maturity date indicated is the next put date.

KEY:
     EDC      =   Export Development Corporation              PCFA      =   Pollution Control Finance Authority

     HFA      =   Hospital Finance Authority                  RB        =   Revenue Bond

     JDA      =   Job Development Authority                   RN        =   Revenue Note




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1997
================================================================================



INVESTMENT INCOME
 Income:
   Interest......................................................................    $           1,972,101
                                                                                      --------------------
 Expenses: (Note 2)
   Investment management fee.....................................................                  164,544
   Administration fee............................................................                  115,181
   Shareholder servicing fee (Class A)...........................................                  109,692
   Custodian expenses............................................................                    8,785
   Shareholder servicing and related shareholder expenses........................                   30,387
   Legal, compliance and filing fees.............................................                   10,131
   Audit and accounting..........................................................                   45,276
   Directors' fees...............................................................                    5,446
   Other.........................................................................                    3,255
                                                                                      --------------------
     Total expenses..............................................................                  492,697
        Less fees waived.........................................................    (              43,878)
        Less expenses paid indirectly............................................    (               4,381)
                                                                                      --------------------
        Net expenses.............................................................                  444,438
                                                                                      --------------------
 Net investment income...........................................................                1,527,663

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.........................................                    1,221
                                                                                      --------------------
 Increase in net assets from operations..........................................    $           1,528,884
                                                                                     =====================






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED FEBRUARY 28, 1997 AND FEBRUARY 29, 1996
================================================================================



                                                                           1997                       1996
                                                                     ---------------           ----------------

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.........................................    $   1,527,663             $   1,862,142
    Net realized gain (loss) on investments.......................            1,221                     1,208
                                                                     ---------------            --------------
    Increase in net assets from operations........................        1,528,884                 1,863,350
 Dividends to shareholders from net investment income
    Class A.......................................................    (   1,527,603)*           (   1,862,142)*
    Class B.......................................................    (          60)*                  --
 Capital share transactions (Note 3)
    Class A.......................................................    (  12,368,505)                2,184,435
    Class B.......................................................            5,055                    --
                                                                     ---------------            --------------
        Total increase (decrease).................................    (  12,362,229)                2,185,643
 Net assets:
    Beginning of year.............................................       57,509,838                55,324,195
                                                                     ---------------            --------------
    End of year...................................................    $  45,147,609             $  57,509,838
                                                                     ===============            ==============

    *    Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.


     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)  General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's  average  daily net  assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended February 28, 1997, the Manager and Distributor voluntarily waived investment management fees and shareholder servicing fees of $15,524 and $28,354, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $22,906 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $4,381.

3. Capital Stock.

At February 28, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $45,166,400. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                  Year
                                                     Ended                                 Ended
                                               February 28, 1997                     February 29, 1996
                                               -----------------                     -----------------
 Class A
 Sold                                              122,798,906                           142,903,415
 Issued on reinvestment of dividends.......          1,492,802                             1,817,407
 Redeemed..................................     (  136,660,213)                       (  142,536,387)
                                                 -------------                         -------------
 Net increase (decrease)...................     (   12,368,505)                            2,184,435
                                                 =============                         =============

                                               October 10, 1996
                                          (Commencement of Sales) to
                                               February 28, 1997
                                               -----------------
 Class B
 Sold......................................              5,000
 Issued on reinvestment of dividends.......                 55
 Redeemed..................................              --
                                                 -------------
 Net increase (decrease)...................              5,055
                                                 =============

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 1997 amounted to $18,791. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 29, 2000 and February 28, 2001.

5.  Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 79% of these investments are further


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Concentration of Credit Risk. (Continued)

secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information.

                                                 Year Ended        Year Ended                   Year Ended
Class A                                         February 28,      February 29,                 February 28,
-------                                         -----------       ------------     ----------------------------------
                                                   1997               1996           1995         1994         1993
                                                 ---------         ---------       --------     --------     ------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
   Net asset value, beginning of year.......     $  1.00           $  1.00         $  1.00      $  1.00      $  1.00
                                                 --------          --------        --------     --------     --------
 Income from investment operations:
   Net investment income....................        0.028             0.032           0.025        0.019        0.023
 Less distributions:
   Dividends from net investment income.....     (  0.028)         (  0.032)       (  0.025)    (  0.019)    (  0.023)
                                                  -------           -------         -------      -------      -------
 Net asset value, end of year...............     $  1.00           $  1.00         $  1.00      $  1.00      $  1.00
                                                 ========          ========        ========     ========     ========
 Total Return...............................        2.82%             3.23%           2.56%        1.88%        2.33%
 Ratios/Supplemental Data
 Net assets, end of year (000)..............    $  45,143          $ 57,510        $ 55,324     $ 68,401     $ 83,101
 Ratios to average net assets:
  Expenses..................................        0.82%(a)(b)       0.82%(a)(b)     0.75%(a)     0.74%(a)     0.68%(a)
  Net investment income.....................        2.79%(a)          3.17%(a)        2.53%(a)     1.86%(a)     2.32%(a)

                                                             October 10, 1996
Class B                                                 (Commencement of Sales) to
-------                                                      February 28, 1997
                                                             -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......................        $  1.00
                                                                   --------
 Income from investment operations:
    Net investment income..................................           0.012
 Less distributions:
    Dividends from net investment income...................        (  0.012)
                                                                    -------
 Net asset value, end of period............................        $  1.00
                                                                   ========
 Total Return..............................................           3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...........................              5
 Ratios to average net assets:
    Expenses...............................................           0.60%*(a)(b)
    Net investment income..................................           3.04%*(a)

 *   Annualized
(a)Net of investment management, administration and shareholder servicing fees waived equivalent to 0.08%, 0.10%, 0.28%, 0.30%, and 0.25%, of average net assets.

(b)Includes expense offsets equivalent to 0.01% and 0.02% of average net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================




The Board of Directors and Shareholders
Michigan Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of Michigan Daily Tax Free Income Fund, Inc. as of February 28, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Michigan Daily Tax Free Income Fund, Inc. as of February 28, 1997, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.




                                                         \S\McGladrey & Pullen



New York, New York
March 21, 1997




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






MICHIGAN
DAILY
TAX FREE
INCOME
FUND, INC.








                      Annual Report
                    February 28, 1997








--------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020



--------------------------------------------------------------------------------